CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]	Assets

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2022	2021	2022	2021	2022	2021
Current portion	$6,802	$6,963	$19,933	$16,098	$9,253	$8,557
Non-current portion	16,300	9,583	6,630	5,662	3,617	2,858
	$23,102	$16,546	$26,563	$21,760	$12,870	$11,415

Schedule of Current and Non-current Liabilities [Table Text Block]	Liabilities

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2022	2021	2022	2021	2022	2021
Current portion[1]	$30,084	$29,136	$1,315	$912	$42,975	$31,879
Non-current portion	21,050	23,410	10,739	9,963	144,610	133,178
	$51,134	$52,546	$12,054	$10,875	$187,585	$165,057
1.Current portion of corporate borrowings includes $1.3 billion (December 31, 2021 – $912 million) of short-term commercial paper and revolving facility draws.